Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Face Statements [Line Items]
Net interest income/(expense)		$ 30,462	$ 30,489	$ 28,176
– interest income	[1],[2]	54,695	49,609	40,995
– interest expense	[3]	(24,233)	(19,120)	(12,819)
Net fee income		12,023	12,620	12,811
– fee income		15,439	16,044	15,853
– fee expense		(3,416)	(3,424)	(3,042)
Net income from financial instruments held for trading or managed on a fair value basis		10,231	9,531	8,426
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		3,478	(1,488)	2,836
Changes in fair value of designated debt and related derivatives	[4]	90	(97)	155
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		812	695
Gains less losses from financial investments		335	218	1,150
Net insurance premium income		10,636	10,659	9,779
Other operating income		2,957	960	443
Total operating income		71,024	63,587	63,776
Net insurance claims and benefits paid and movement in liabilities to policyholders		(14,926)	(9,807)	(12,331)
Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions		56,098	53,780	51,445
Change in expected credit losses and other credit impairment charges		(2,756)	(1,767)	(1,769)
Net operating income		53,342	52,013	49,676
Employee compensation and benefits		(18,002)	(17,373)	(17,315)
General and administrative expenses		(13,828)	(15,353)	(15,707)
Depreciation and impairment of property, plant and equipment and right-of-use assets	[5]	(2,100)	(1,119)	(1,166)
Amortisation and impairment of intangible assets		(1,070)	(814)	(696)
Goodwill impairment		(7,349)	0	0
Total operating expenses		(42,349)	(34,659)	(34,884)
Operating profit		10,993	17,354	14,792
Share of profit in associates and joint ventures		2,354	2,536	2,375
Profit before tax		13,347	19,890	17,167
Tax (expense) credit		(4,639)	(4,865)	(5,288)
Profit for the year		8,708	15,025	11,879
Attributable to:
– ordinary shareholders of the parent company		5,969	12,608	9,683
– preference shareholders of the parent company		90	90	90
– other equity holders		1,324	1,029	1,025
– non-controlling interests		1,325	1,298	1,081
Profit for the year		$ 8,708	$ 15,025	$ 11,879
Basic earnings per ordinary share (in dollars per share)		$ 0.30	$ 0.63	$ 0.48
Diluted earnings per ordinary share (in dollars per share)		$ 0.30	$ 0.63	$ 0.48
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Net interest income/(expense)		$ (2,554)	$ (1,112)	$ (383)
– interest income		1,249	2,193	2,185
– interest expense		(3,803)	(3,305)	(2,568)
Net fee income		(2)	0	2
Net income from financial instruments held for trading or managed on a fair value basis		1,477	245	(181)
Changes in fair value of designated debt and related derivatives	[6]	(360)	(77)	103
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		1,659	43	0
Gains less losses from financial investments		0	4	154
Dividend income from subsidiaries	[7]	15,117	55,304	10,039
Other operating income		1,293	960	769
Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions		16,630	55,367	10,503
Employee compensation and benefits		(37)	(37)	(54)
General and administrative expenses		(4,772)	(4,507)	(4,911)
Reversal of impairment/(impairment) of subsidiaries	[8]	(2,562)	2,064	(63)
Total operating expenses		(7,371)	(2,480)	(5,028)
Profit before tax		9,259	52,887	5,475
Tax (expense) credit		(218)	(62)	64
Profit for the year		9,041	52,825	5,539
Attributable to:
Profit for the year		$ 9,041	$ 52,825	$ 5,539

[1]	Interest income includes $45,708m (2018: $42,130m) of interest recognised on financial assets measured at amortised cost and $8,259m (2018: $7,020m) of interest recognised on financial assets measured at fair value through other comprehensive income.
[2]	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	) of interest on financial instruments, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[4]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[5]	Includes depreciation of the right-of-use assets of $912m (2018: nil). Right-of-use assets have been recognised from 1 January 2019 following the adoption of IFRS 16. Comparatives have not been restated.
[6]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[7]	The 2018 year included $44,893m (2019: nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.
[8]	The 2019 year includes $2,475m impairment of HSBC Overseas Holdings (UK) Limited (2018: reversal of $2,200m).